SCHEDULE OF PROVISIONAL PURCHASE PRICE ALLOCATION (Details) - USD ($)	Jan. 03, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Fixed Assets		$ 1,067,164	$ 1,119,303
Rancho Costa Verde Development, LLC [Member]
Business Acquisition [Line Items]
Cash	$ 321,916
Accounts receivable	1,900,388
Other current assets	342,574
Fixed Assets	1,977,182
Accounts payable and accrued expenses	(652,329)
Mortgage loans	(6,576,566)
Related party notes	(16,545)
Deferred revenue	(9,276,620)
Net Assets Acquired	(11,980,000)
Deemed dividend as related party	25,354,976
Total consideration	$ 13,374,976